Loss per share (Details)	12 Months Ended
	Dec. 31, 2020 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2019 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2018 CHF (SFr) EquityInstruments item SFr / shares shares
Earnings per share
Loss attributable to equity holders of the Company | SFr	SFr (12,858,599)	SFr (14,780,604)	SFr (1,644,798)
Weighted average number of shares in issue | shares	26,681,774	26,428,269	23,293,237
Basic and diluted loss per share | SFr / shares	SFr (0.48)	SFr (0.56)	SFr (0.07)
Number of categories of dilutive potential shares | item	3	3	3
Number of potential dilutive instruments	13,034,108	11,906,248	11,561,178
ESCs
Earnings per share
Number of potential dilutive instruments	198,750	198,750	265,600
ESOP
Earnings per share
Number of potential dilutive instruments	6,768,460	5,540,600	5,128,680
Warrants
Earnings per share
Number of potential dilutive instruments	5,866,898	5,866,898	5,866,898